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[ Janus Letterhead ]



September 14, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS ADVISER SERIES (the "Trust")
     1933 Act File No. 333-33978
     1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Trust, enclosed please find Post-Effective Amendment No. 34 and Amendment No. 35 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Trust's Registration Statement on Form N-1A (the "Amendment") that relates to the annual update to the Trust's Registration Statement and the establishment of a new series of the Trust. The Trust is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The following Prospectuses and Statements of Additional Information ("SAIs") are included in this filing:

    o  Janus Adviser Combined Class A Shares and Class C Shares Prospectus
    o  Janus Adviser Combined Class I Shares Prospectus
    o  Janus Adviser Combined Class R Shares Prospectus
    o  Janus Adviser Combined Class S Shares Prospectus
    o Janus Adviser Combined Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares SAI
    o Janus Adviser Money Market Fund Class A Shares, Class C Shares, and Class S Shares SAI
    o Janus Adviser International Equity Fund Class A Shares and Class C Shares Prospectus -- Red Herring
    o Janus Adviser International Equity Fund Class I Shares Prospectus -- Red Herring
    o Janus Adviser International Equity Fund Class R Shares Prospectus -- Red Herring
    o Janus Adviser International Equity Fund Class S Shares Prospectus -- Red Herring
    o Janus Adviser International Equity Fund Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares SAI -- Red Herring

Among other things, the Amendment is being filed for the following purposes:

    o To file the Red Herring Prospectuses and SAI for a new series, Janus Adviser International Equity Fund;

    o To incorporate other changes into the annual update of the Trust's Registration Statement as follows:

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         o  Reflect the following fund name changes that were previously changed by supplement to the applicable fund's prospectus: Janus Adviser Risk-Managed Core Fund to Janus Adviser INTECH Risk-Managed Core Fund; Janus Adviser Risk-Managed Growth Fund to Janus Adviser INTECH Risk-Managed Growth Fund; Janus Adviser Risk-Managed Value Fund to Janus Adviser INTECH Risk-Managed Value Fund; and Janus Adviser Core Equity Fund to Janus Adviser Fundamental Equity Fund;

         o Incorporate Janus Adviser INTECH Risk-Managed Value Fund into the combined prospectuses and SAI;

         o Add the Morgan Stanley Capital International ("MSCI") All Country World ex-U.S. Index as an additional benchmark for Janus Adviser International Growth Fund;

         o Add additional disclosure related to the use of equity-linked structured notes;

         o  Add disclosure related to performance-based fees for certain Funds;

         o Update disclosure reflecting a change related to certain Janus Adviser Funds' expense limitation agreements;

         o Remove disclosure related to Janus Adviser Foreign Stock Fund as a result of the Fund's liquidation;

         o Update the investment company securities disclosure in the SAI to reflect the Funds' ability to invest in affiliated or non-affiliated money market funds and Janus-managed funds as permitted under recent SEC guidance;

         o  Update pending legal matters disclosure; and

         o  Incorporate disclosure from supplements filed since the last update.

The individual prospectuses and SAIs comprising the Amendment are marked as follows:

    o The Combined Class A Shares and Class C Shares Prospectus is cumulatively marked against the Combined Class A Shares and Class C Shares Prospectus dated November 28, 2005 and the Janus Adviser Long/Short Fund Class A Shares and Class C Shares Prospectus dated August 1, 2006.

    o The Combined Class I Shares Prospectus is cumulatively marked against the Combined Class I Shares Prospectus dated November 28, 2005 and the Janus Adviser Long/Short Fund Class I Shares Prospectus dated August 1, 2006.

    o The Combined Class R Shares Prospectus is cumulatively marked against the Combined Class R Shares Prospectus dated November 28, 2005 and the Janus Adviser Long/Short Fund Class R Shares Prospectus dated August 1, 2006.

    o The Combined Class S Shares Prospectus is cumulatively marked against the Combined Class S Shares Prospectus dated November 28, 2005 and the Janus Adviser Long/Short Fund Class S Shares Prospectus dated August 1, 2006.

    o The Combined Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares SAI is cumulatively marked against the Combined Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares SAI dated November 28, 2005 and the Janus Adviser Long/Short Fund Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares SAI dated August 1, 2006.

    o The Money Market Fund Class A Shares, Class C Shares, and Class S Shares SAI is cumulatively marked against the Money Market Fund Class A Shares, Class C Shares, and Class S Shares SAI


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       dated November 28, 2005 and the Janus Adviser Long/Short Fund Class A
       Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares SAI dated August 1, 2006.

    o The Janus Adviser International Equity Fund Class A Shares and Class C Shares Prospectus is cumulatively marked against Janus Adviser International Growth Fund as reflected in the Combined Class A Shares and Class C Shares Prospectus dated November 28, 2005 and the Janus Adviser Long/Short Fund Class A Shares and Class C Shares Prospectus dated August 1, 2006.

    o The Janus Adviser International Equity Fund Class I Shares Prospectus is cumulatively marked against Janus Adviser International Growth Fund as reflected in the Combined Class I Shares Prospectus dated November 28, 2005 and the Janus Adviser Long/Short Fund Class I Shares Prospectus dated August 1, 2006.

    o The Janus Adviser International Equity Fund Class R Shares Prospectus is cumulatively marked against Janus Adviser International Growth Fund as reflected in the Combined Class R Shares Prospectus dated November 28, 2005 and the Janus Adviser Long/Short Fund Class R Shares Prospectus dated August 1, 2006.

    o The Janus Adviser International Equity Fund Class S Shares Prospectus is cumulatively marked against Janus Adviser International Growth Fund as reflected in the Combined Class S Shares Prospectus dated November 28, 2005 and the Janus Adviser Long/Short Fund Class S Shares Prospectus dated August 1, 2006.

    o The Janus Adviser International Equity Fund Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares SAI is cumulatively marked against the Combined Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares SAI dated November 28, 2005 and the Janus Adviser Long/Short Fund Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares SAI dated August 1, 2006.

The Registrant respectively requests selective review of only these revisions.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on November 28, 2006 pursuant to paragraph (a)(2) of Rule 485.

Please call me at (303) 336-7823 with any questions or comments.

Sincerely,

/s/ Richard C. Noyes

Richard C. Noyes
Associate Counsel

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Kelley Abbott Howes, Esq.
     Cindy Antonson
     Donna Brungardt
     Cheryl LaJeunesse